Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advanced Series Trust
Entity Central Index Key	0000814679
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
AST INTERNATIONAL EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST International Equity Portfolio
Class Name	AST International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Net Assets	$ 1,560,905,945
Holdings Count | Holding	572
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,560,905,945
Number of portfolio holdings	572
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Insurance	6.4%
Pharmaceuticals	6.1%
Unaffiliated Exchange-Traded Funds	5.8%
Semiconductors & Semiconductor Equipment	3.8%
Aerospace & Defense	3.5%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	3.5%
Capital Markets	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	2.5%
Metals & Mining	2.2%
Software	2.2%
Diversified Telecommunication Services	2.1%
Trading Companies & Distributors	2.0%
Electrical Equipment	2.0%
Industrial Conglomerates	2.0%
Food Products	2.0%
Entertainment	1.8%
Consumer Staples Distribution & Retail	1.8%
Broadline Retail	1.8%
Automobiles	1.8%
Textiles, Apparel & Luxury Goods	1.7%
Electric Utilities	1.5%
Multi-Utilities	1.5%
Household Durables	1.4%
IT Services	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.4%
Chemicals	1.3%
Beverages	1.2%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.1%
Building Products	1.0%
Professional Services	1.0%
Construction & Engineering	0.9%
Automobile Components	0.8%
Construction Materials	0.8%
Specialty Retail	0.7%
Tobacco	0.7%
Real Estate Management & Development	0.7%
Passenger Airlines	0.6%
Interactive Media & Services	0.6%
Household Products	0.6%
Life Sciences Tools & Services	0.5%
Wireless Telecommunication Services	0.5%
Biotechnology	0.5%
Electronic Equipment, Instruments & Components	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	3.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST LARGE-CAP EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Equity Portfolio
Class Name	AST Large-Cap Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Large-Cap Equity Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Equity Portfolio	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 1,918,211,359
Holdings Count | Holding	329
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,918,211,359
Number of portfolio holdings	329
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.5%
Software	10.8%
Interactive Media & Services	6.3%
Technology Hardware, Storage & Peripherals	5.4%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	4.8%
Financial Services	4.5%
Unaffiliated Exchange-Traded Funds	3.4%
Broadline Retail	3.2%
Banks	2.9%
Pharmaceuticals	2.9%
Hotels, Restaurants & Leisure	2.8%
Biotechnology	2.7%
Aerospace & Defense	2.7%
Capital Markets	2.5%
Specialty Retail	2.4%
Oil, Gas & Consumable Fuels	2.4%
Consumer Staples Distribution & Retail	2.4%
Insurance	2.3%
Health Care Equipment & Supplies	2.0%
Entertainment	2.0%
Electrical Equipment	1.9%
Electric Utilities	1.8%
Ground Transportation	1.5%
Consumer Finance	1.3%
Industry Classification	% of Net Assets
Building Products	1.2%
Automobiles	1.1%
Machinery	1.1%
IT Services	0.9%
Construction Materials	0.9%
Energy Equipment & Services	0.8%
Trading Companies & Distributors	0.8%
Health Care Providers & Services	0.8%
Communications Equipment	0.8%
Food Products	0.7%
Chemicals	0.7%
Professional Services	0.7%
Commercial Services & Supplies	0.6%
Tobacco	0.6%
Household Products	0.6%
Multi-Utilities	0.6%
Beverages	0.5%
Industrial Conglomerates	0.5%
Others*	3.1%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST LARGE-CAP GROWTH PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Growth Portfolio
Class Name	AST Large-Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 8,045,198,153
Holdings Count | Holding	169
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 8,045,198,153
Number of portfolio holdings	169
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	17.8%
Semiconductors & Semiconductor Equipment	17.3%
Interactive Media & Services	9.9%
Broadline Retail	7.0%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	5.5%
Unaffiliated Exchange-Traded Funds	5.1%
Entertainment	3.5%
Hotels, Restaurants & Leisure	3.0%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	2.8%
Health Care Equipment & Supplies	2.5%
Pharmaceuticals	2.5%
Aerospace & Defense	2.1%
Automobiles	2.0%
Capital Markets	1.4%
Biotechnology	1.2%
Industry Classification	% of Net Assets
Ground Transportation	1.1%
Consumer Staples Distribution & Retail	1.0%
Specialty Retail	0.8%
Insurance	0.7%
IT Services	0.7%
Health Care Providers & Services	0.7%
Building Products	0.7%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Chemicals	0.6%
Specialized REITs	0.5%
Others*	4.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST LARGE-CAP VALUE PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Value Portfolio
Class Name	AST Large-Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 3,835,316,658
Holdings Count | Holding	386
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 3,835,316,658
Number of portfolio holdings	386
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Banks	9.1%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	5.5%
Machinery	3.9%
Insurance	3.8%
Capital Markets	3.9%
Chemicals	3.6%
Pharmaceuticals	3.5%
Semiconductors & Semiconductor Equipment	3.5%
Unaffiliated Exchange-Traded Funds	3.1%
Aerospace & Defense	3.1%
Financial Services	3.0%
Consumer Finance	2.3%
Electric Utilities	2.2%
Communications Equipment	2.2%
Media	2.0%
Multi-Utilities	1.9%
Interactive Media & Services	1.8%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Software	1.6%
Tobacco	1.4%
Life Sciences Tools & Services	1.3%
Technology Hardware, Storage & Peripherals	1.3%
Beverages	1.2%
Construction Materials	1.2%
Broadline Retail	1.2%
Industry Classification	% of Net Assets
Biotechnology	1.2%
Automobiles	1.1%
Specialized REITs	1.0%
Household Durables	1.0%
Metals & Mining	1.0%
Ground Transportation	0.9%
Building Products	0.9%
Specialty Retail	0.9%
Household Products	0.9%
Passenger Airlines	0.8%
Electronic Equipment, Instruments & Components	0.8%
Air Freight & Logistics	0.8%
Diversified Telecommunication Services	0.8%
IT Services	0.8%
Wireless Telecommunication Services	0.7%
Entertainment	0.7%
Hotels, Restaurants & Leisure	0.7%
Trading Companies & Distributors	0.7%
Containers & Packaging	0.6%
Food Products	0.6%
Energy Equipment & Services	0.6%
Industrial Conglomerates	0.6%
Electrical Equipment	0.5%
Others*	2.2%
110.3%
Liabilities in excess of other assets	(10.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST SMALL-CAP EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Small-Cap Equity Portfolio
Class Name	AST Small-Cap Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Small-Cap Equity Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Equity Portfolio	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 2,010,322,366
Holdings Count | Holding	1,933
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,010,322,366
Number of portfolio holdings	1,933
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (14.7% represents investments purchased with collateral from securities on loan)	16.9%
Banks	8.2%
Software	6.6%
Machinery	5.0%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.0%
Aerospace & Defense	3.7%
Insurance	3.7%
Electronic Equipment, Instruments & Components	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Specialty Retail	3.0%
Hotels, Restaurants & Leisure	3.0%
Construction & Engineering	3.0%
Capital Markets	3.0%
Unaffiliated Exchange-Traded Funds	3.0%
Financial Services	2.8%
Commercial Services & Supplies	2.6%
Professional Services	2.6%
Diversified Consumer Services	2.1%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	2.0%
Building Products	1.8%
Consumer Staples Distribution & Retail	1.7%
Industry Classification	% of Net Assets
Consumer Finance	1.5%
Energy Equipment & Services	1.5%
Electrical Equipment	1.5%
Trading Companies & Distributors	1.4%
Pharmaceuticals	1.4%
Media	1.2%
Household Durables	1.1%
Automobile Components	1.1%
Food Products	1.1%
Chemicals	1.0%
Metals & Mining	0.8%
Broadline Retail	0.8%
Life Sciences Tools & Services	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Electric Utilities	0.5%
Personal Care Products	0.5%
Gas Utilities	0.5%
Others*	6.1%
114.9%
Liabilities in excess of other assets	(14.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST BOND PORTFOLIO 2025 [Member]
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2025
Class Name	AST Bond Portfolio 2025
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2025 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2025	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 15,831,486
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 15,831,486
Number of portfolio holdings	10
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
96.9%
Other assets in excess of liabilities	3.1%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2026 [Member]
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2026
Class Name	AST Bond Portfolio 2026
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 38,568,215
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 38,568,215
Number of portfolio holdings	9
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.1%
Affiliated Mutual Fund - Short-Term Investment	2.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2027 [Member]
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2027
Class Name	AST Bond Portfolio 2027
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 41,355,745
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 41,355,745
Number of portfolio holdings	10
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.2%
Affiliated Mutual Fund - Short-Term Investment	2.2%
98.4%
Other assets in excess of liabilities	1.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2028 [Member]
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2028
Class Name	AST Bond Portfolio 2028
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 64,727,167
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 64,727,167
Number of portfolio holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.8%
Affiliated Mutual Fund - Short-Term Investment	3.3%
99.1%
Other assets in excess of liabilities	0.9%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2029
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2029
Class Name	AST Bond Portfolio 2029
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 6,083,788
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 6,083,788
Number of portfolio holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.8%
Affiliated Mutual Fund - Short-Term Investment	2.3%
98.1%
Other assets in excess of liabilities	1.9%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2030
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2030
Class Name	AST Bond Portfolio 2030
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 52,216,794
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 52,216,794
Number of portfolio holdings	9
Portfolio turnover rate for the period	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.8%
Affiliated Mutual Fund - Short-Term Investment	4.0%
98.8%
Other assets in excess of liabilities	1.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2031
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2031
Class Name	AST Bond Portfolio 2031
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 72,590,252
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 72,590,252
Number of portfolio holdings	9
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Affiliated Mutual Fund - Short-Term Investment	4.3%
98.8%
Other assets in excess of liabilities	1.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2032
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2032
Class Name	AST Bond Portfolio 2032
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 69,657,639
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 69,657,639
Number of portfolio holdings	8
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.9%
Affiliated Mutual Fund - Short-Term Investment	3.5%
98.4%
Other assets in excess of liabilities	1.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2033
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2033
Class Name	AST Bond Portfolio 2033
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 4,390,226
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 4,390,226
Number of portfolio holdings	8
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.4%
Affiliated Mutual Fund - Short-Term Investment	2.0%
95.4%
Other assets in excess of liabilities	4.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2034
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2034
Class Name	AST Bond Portfolio 2034
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 8,685,334
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 8,685,334
Number of portfolio holdings	8
Portfolio turnover rate for the period	168%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Affiliated Mutual Fund - Short-Term Investment	2.1%
96.6%
Other assets in excess of liabilities	3.4%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2035
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2035
Class Name	AST Bond Portfolio 2035
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 6,122,714
Holdings Count | Holding	7
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 6,122,714
Number of portfolio holdings	7
Portfolio turnover rate for the period	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.5%
Affiliated Mutual Fund - Short-Term Investment	1.9%
95.4%
Other assets in excess of liabilities	4.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2036
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2036
Class Name	AST Bond Portfolio 2036
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Bond Portfolio 2036 (the “Portfolio”) for the period of January 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2036	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 5,196,420
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 5,196,420
Number of portfolio holdings	8
Portfolio turnover rate for the period	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	91.9%
Affiliated Mutual Fund - Short-Term Investment	1.6%
93.5%
Other assets in excess of liabilities	6.5%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST CORE FIXED INCOME PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Core Fixed Income Portfolio
Class Name	AST Core Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 4,065,503,979
Holdings Count | Holding	2,970
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 4,065,503,979
Number of portfolio holdings	2,970
Portfolio turnover rate for the period	93%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	14.6
AA	48.1
A	14.4
BBB	16.5
BB	1.2
B	0.8
CCC and Below	0.2
NR	2.7
Cash/Cash Equivalents	1.5
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST GOVERNMENT MONEY MARKET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Government Money Market Portfolio
Class Name	AST Government Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 800,660,054
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 800,660,054
Number of portfolio holdings	67

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	60.0%
U.S. Treasury Obligations	23.9%
U.S. Government Agency Obligations	17.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

AST INVESTMENT GRADE BOND PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Investment Grade Bond Portfolio
Class Name	AST Investment Grade Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 8,394,293,156
Holdings Count | Holding	504
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 8,394,293,156
Number of portfolio holdings	504
Portfolio turnover rate for the period	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	21.7
AA	16.4
A	40.0
BBB	17.3
BB	0.7
B	0.3
NR	0.8
Cash/Cash Equivalents	2.8
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Multi-Sector Fixed Income Portfolio
Class Name	AST Multi-Sector Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 9,700,955,102
Holdings Count | Holding	1,042
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 9,700,955,102
Number of portfolio holdings	1,042
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	8.6
AA	9.0
A	34.4
BBB	46.4
BB	0.8
B	0.2
Cash/Cash Equivalents	0.6
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST QUANTITATIVE MODELING PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Quantitative Modeling Portfolio
Class Name	AST Quantitative Modeling Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 545,483,012
Holdings Count | Holding	1,127
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 545,483,012
Number of portfolio holdings	1,127
Portfolio turnover rate for the period	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	21.2%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	9.0%
U.S. Government Agency Obligations	6.1%
Unaffiliated Funds	4.6%
Affiliated Mutual Fund - International Equity	4.5%
Semiconductors & Semiconductor Equipment	4.2%
Software	4.0%
Banks	3.2%
Collateralized Loan Obligations	2.7%
Interactive Media & Services	2.2%
Unaffiliated Exchange-Traded Funds	2.1%
Automobiles	2.1%
Technology Hardware, Storage & Peripherals	2.0%
Pharmaceuticals	1.5%
Commercial Mortgage-Backed Securities	1.5%
Capital Markets	1.5%
Financial Services	1.5%
U.S. Treasury Obligations	1.4%
Broadline Retail	1.4%
Aerospace & Defense	1.3%
Insurance	1.2%
Oil, Gas & Consumable Fuels	1.2%
Entertainment	0.8%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.8%
Consumer Staples Distribution & Retail	0.8%
Health Care Equipment & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
Health Care Providers & Services	0.7%
Specialty Retail	0.7%
Biotechnology	0.7%
Machinery	0.6%
IT Services	0.6%
Oil & Gas	0.6%
Electric Utilities	0.5%
Electrical Equipment	0.5%
Pipelines	0.5%
Chemicals	0.5%
Affiliated Mutual Fund - Fixed Income	0.1%
Others*	10.6%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST BALANCED ASSET ALLOCATION PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Balanced Asset Allocation Portfolio
Class Name	AST Balanced Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 23,547,377,458
Holdings Count | Holding	3,220
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 23,547,377,458
Number of portfolio holdings	3,220
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	17.7%
Unaffiliated Exchange-Traded Funds	12.2%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	10.6%
Affiliated Mutual Fund - Domestic Equity	9.9%
Collateralized Loan Obligations	5.6%
U.S. Treasury Obligations	3.4%
Banks	3.4%
Semiconductors & Semiconductor Equipment	3.0%
Software	2.9%
Sovereign Bonds	1.8%
Interactive Media & Services	1.5%
Pharmaceuticals	1.5%
Insurance	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Capital Markets	1.2%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Broadline Retail	1.0%
Financial Services	1.0%
Entertainment	0.8%
Industry Classification	% of Net Assets
Automobiles	0.7%
Machinery	0.7%
Hotels, Restaurants & Leisure	0.7%
U.S. Government Agency Obligations	0.6%
Consumer Staples Distribution & Retail	0.6%
Health Care Equipment & Supplies	0.6%
Specialty Retail	0.6%
Biotechnology	0.6%
Electrical Equipment	0.6%
Health Care Providers & Services	0.5%
Electric Utilities	0.5%
Affiliated Mutual Fund - International Equity	0.0%**
Others*	11.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Multi-Asset Diversified Portfolio
Class Name	AST Multi-Asset Diversified Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Multi-Asset Diversified Portfolio (the “Port folio ”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Portfolio	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 5,403,488,484
Holdings Count | Holding	1,882
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 5,403,488,484
Number of portfolio holdings	1,882
Portfolio turnover rate for the period	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	11.6%
Unaffiliated Exchange-Traded Funds	10.9%
Affiliated Mutual Fund - Fixed Income	10.1%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	8.6%
Affiliated Mutual Fund - Domestic Equity	7.3%
Unaffiliated Funds	4.0%
Banks	3.5%
Semiconductors & Semiconductor Equipment	3.2%
Software	3.1%
Collateralized Loan Obligations	2.9%
Pharmaceuticals	1.8%
Insurance	1.7%
Interactive Media & Services	1.6%
Sovereign Bonds	1.6%
Technology Hardware, Storage & Peripherals	1.4%
Options Purchased	1.3%
Oil, Gas & Consumable Fuels	1.3%
Capital Markets	1.3%
Aerospace & Defense	1.3%
Broadline Retail	1.1%
Financial Services	1.0%
Specialized REITs	1.0%
Entertainment	0.9%
Automobiles	0.8%
Hotels, Restaurants & Leisure	0.7%
Industry Classification	% of Net Assets
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Electrical Equipment	0.7%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
Specialty Retail	0.6%
Electric Utilities	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Health Care REITs	0.5%
IT Services	0.5%
Retail REITs	0.5%
U.S. Government Agency Obligations	0.5%
Health Care Providers & Services	0.5%
Trading Companies & Distributors	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Others*	8.9%
Options Written	(0.0)%**
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST PGIM Aggressive Multi-Asset Portfolio
Class Name	AST PGIM Aggressive Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST PGIM Aggressive Multi-Asset Po rt folio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Aggressive Multi-Asset Portfolio	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 13,647,105,382
Holdings Count | Holding	3,364
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 13,647,105,382
Number of portfolio holdings	3,364
Portfolio turnover rate for the period	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	12.6%
Unaffiliated Exchange-Traded Funds	11.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	10.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.8%
Collateralized Loan Obligations	4.2%
Banks	3.8%
Interactive Media & Services	2.8%
U.S. Treasury Obligations	2.4%
Pharmaceuticals	2.3%
Insurance	2.0%
Technology Hardware, Storage & Peripherals	1.9%
Broadline Retail	1.9%
Capital Markets	1.8%
Aerospace & Defense	1.8%
Financial Services	1.8%
Oil, Gas & Consumable Fuels	1.7%
Entertainment	1.6%
Sovereign Bonds	1.2%
Consumer Staples Distribution & Retail	1.2%
Biotechnology	1.0%
Machinery	1.0%
Automobiles	1.0%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.0%
Health Care Equipment & Supplies	1.0%
Specialty Retail	0.9%
Health Care Providers & Services	0.9%
IT Services	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Metals & Mining	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Chemicals	0.5%
Ground Transportation	0.5%
Communications Equipment	0.5%
Multi-Utilities	0.5%
Diversified Telecommunication Services	0.5%
Food Products	0.5%
Others*	10.5%
Options Purchased	0.2%
Options Written	(0.0)%**
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST PRESERVATION ASSET ALLOCATION
Shareholder Report [Line Items]
Fund Name	AST Preservation Asset Allocation
Class Name	AST Preservation Asset Allocation
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Preservation Asset Allocation (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 3,170,530,064
Holdings Count | Holding	2,379
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 3,170,530,064
Number of portfolio holdings	2,379
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	31.0%
Unaffiliated Exchange-Traded Funds	10.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	10.1%
Collateralized Loan Obligations	9.5%
Affiliated Mutual Fund - Domestic Equity	6.8%
U.S. Treasury Obligations	4.2%
Sovereign Bonds	3.1%
Banks	2.4%
Semiconductors & Semiconductor Equipment	1.5%
Software	1.4%
Pharmaceuticals	0.8%
Commercial Mortgage-Backed Securities	0.8%
Interactive Media & Services	0.7%
U.S. Government Agency Obligations	0.7%
Insurance	0.7%
Affiliated Mutual Fund - International Equity	0.6%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	0.6%
Capital Markets	0.6%
Electric	0.6%
Telecommunications	0.5%
Aerospace & Defense	0.5%
Oil, Gas & Consumable Fuels	0.5%
Financial Services	0.5%
Broadline Retail	0.5%
Others*	11.8%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Aggressive Asset Allocation Portfolio
Class Name	AST Aggressive Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Aggressive Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Aggressive Asset Allocation Portfolio	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 11,692,307,378
Holdings Count | Holding	2,610
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 11,692,307,378
Number of portfolio holdings	2,610
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS
OF
6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	13.4%
Unaffiliated Exchange-Traded Funds	12.2%
Affiliated Mutual Fund - Fixed Income	11.3%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	9.8%
Semiconductors & Semiconductor Equipment	4.0%
Software	3.9%
Banks	3.5%
Collateralized Loan Obligations	3.4%
Interactive Media & Services	2.1%
U.S. Treasury Obligations	1.9%
Pharmaceuticals	1.8%
Technology Hardware, Storage & Peripherals	1.8%
Insurance	1.7%
Capital Markets	1.6%
Oil, Gas & Consumable Fuels	1.5%
Aerospace & Defense	1.4%
Broadline Retail	1.3%
Financial Services	1.3%
Sovereign Bonds	1.1%
Entertainment	1.0%
Hotels, Restaurants & Leisure	0.9%
Machinery	0.9%
Automobiles	0.8%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	0.8%
Health Care Equipment & Supplies	0.8%
Specialty Retail	0.8%
Biotechnology	0.8%
Health Care Providers & Services	0.7%
Electrical Equipment	0.7%
Electric Utilities	0.7%
IT Services	0.6%
Chemicals	0.5%
Multi-Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Affiliated Mutual Fund - International Equity	0.0%**
Others*	10.0%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Aggressive Multi-Asset Portfolio
Class Name	AST J.P. Morgan Aggressive Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Aggressive Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Aggressive Multi-Asset Portfolio	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 2,493,371,649
Holdings Count | Holding	286
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,493,371,649
Number of portfolio holdings	286
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	30.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	19.6%
Affiliated Mutual Fund - Fixed Income	10.9%
Banks	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Capital Markets	2.4%
U.S. Treasury Obligations	2.3%
Software	2.2%
Hotels, Restaurants & Leisure	1.9%
Interactive Media & Services	1.7%
Insurance	1.5%
Pharmaceuticals	1.4%
Broadline Retail	1.3%
Aerospace & Defense	1.1%
Machinery	1.0%
Oil, Gas & Consumable Fuels	1.0%
Industry Classification	% of Net Assets
Chemicals	0.8%
Beverages	0.8%
Electric Utilities	0.8%
Building Products	0.7%
Industrial Conglomerates	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Health Care Equipment & Supplies	0.6%
Household Durables	0.5%
Entertainment	0.5%
Financial Services	0.5%
Electrical Equipment	0.5%
Others*	7.4%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Class Name	AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Conservative Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Conservative Multi-Asset Portfolio	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 3,975,446,469
Holdings Count | Holding	208
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 3,975,446,469
Number of portfolio holdings	208
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	53.1%
Unaffiliated Exchange-Traded Funds	27.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	10.4%
U.S. Treasury Obligations	1.6%
Banks	1.2%
Semiconductors & Semiconductor Equipment	0.6%
Industry Classification	% of Net Assets
Capital Markets	0.5%
Others*	5.5%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
Class Name	AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Moderate Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Moderate Multi-Asset Portfolio	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 2,030,117,293
Holdings Count | Holding	206
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,030,117,293
Number of portfolio holdings	206
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	40.7%
Affiliated Mutual Fund - Fixed Income	31.2%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	14.2%
U.S. Treasury Obligations	2.1%
Banks	1.9%
Semiconductors & Semiconductor Equipment	0.9%
Capital Markets	0.7%
Insurance	0.7%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.6%
Chemicals	0.5%
Others*	7.2%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Multi-Asset Diversified Plus Portfolio
Class Name	AST Multi-Asset Diversified Plus Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Multi-Asset Diversified Plus Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Plus Portfolio	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 2,277,097,957
Holdings Count | Holding	1,590
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,277,097,957
Number of portfolio holdings	1,590
Portfolio turnover rate for the period	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	15.0%
Unaffiliated Exchange-Traded Funds	14.9%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	14.7%
Unaffiliated Funds	14.4%
Affiliated Mutual Fund - Fixed Income	7.9%
Affiliated Mutual Fund - Domestic Equity	2.7%
Banks	2.4%
Collateralized Loan Obligations	2.1%
Specialized REITs	2.0%
Semiconductors & Semiconductor Equipment	1.8%
Software	1.7%
Pharmaceuticals	1.4%
Insurance	1.2%
Health Care REITs	1.1%
Retail REITs	1.0%
Aerospace & Defense	0.9%
Capital Markets	0.8%
Oil, Gas & Consumable Fuels	0.8%
Residential REITs	0.8%
Industry Classification	% of Net Assets
Industrial REITs	0.8%
Interactive Media & Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Broadline Retail	0.7%
Financial Services	0.6%
Entertainment	0.6%
Automobiles	0.5%
Hotels, Restaurants & Leisure	0.5%
Electrical Equipment	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	10.3%
Options Purchased	0.3%
Options Written	(0.0)%**
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Fixed Income Central Portfolio
Class Name	AST J.P. Morgan Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 3,477,430,368
Holdings Count | Holding	1,277
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 3,477,430,368
Number of portfolio holdings	1,277
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	4.2
AA	59.2
A	14.3
BBB	20.8
BB	1.3
B	0.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.

(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.

(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST PGIM Fixed Income Central Portfolio
Class Name	AST PGIM Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 10,780,848,011
Holdings Count | Holding	3,210
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 10,780,848,011
Number of portfolio holdings	3,210
Portfolio turnover rate for the period	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	20.1
AA	38.4
A	15.4
BBB	23.3
BB	2.9
B	1.0
CCC and Below	0.1
NR	2.7
Cash/Cash Equivalents	(3.9)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

AST TARGET MATURITY CENTRAL PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Target Maturity Central Portfolio
Class Name	AST Target Maturity Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 366,988,111
Holdings Count | Holding	578
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 366,988,111
Number of portfolio holdings	578
Portfolio turnover rate for the period	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	28.4
AA	36.7
A	12.4
BBB	17.0
BB	1.3
B	0.3
NR	0.5
Cash/Cash Equivalents	3.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.